(Loss)/Profit Before Tax - Schedule of (Loss)/Profit Before Tax (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)
Depreciation of:
- property, plant and equipment	RM 28,308,000	$ 6,716,014	RM 28,310,019		RM 15,859,909
- right-of-use assets	124,572	29,554	124,572		126,945
Amortization of intangible assets	18,931,458	4,491,449	27,871,638		22,423,148
Staff Cost - Group directors' remuneration	1,791,478		1,392,506		1,366,439
Staff Cost - Subsidiary director's remuneration	107,207		153,911		60,000
Staff Cost - Other staff cost	1,268,728		3,008,153		2,746,327
Directors’ remuneration	1,898,685		153,911		60,000
Intangible assets written-off	290,004
Loss on disposal of subsidiaries			305,818
Interest expense of lease liabilities	4,055	962	10,307		4,235
Impairment loss on deposits	4,000,000
Impairment loss on goodwill	7,734,427	1,834,977
Impairment loss on other intangible assets	8,044,989	1,908,657		$ 0		$ 0
Impairment loss on property, plant and equipment	6,962,010	1,651,722
Property, plant and equipment written off	15,864	3,764			479
Low value lease	4,190		6,360		6,095
Short term lease	951,060		81,756		96,000
Waiver of debts granted	46,035
And crediting:
Gain on disposal of subsidiaries					(6,178)
Interest income	(957,249)	(227,105)	(1,607,963)		(776,511)
Reversal of impairment on trade receivables	(94,000)	$ (22,301)
Waiver of debt received	RM (50,598)